Commitments and contingencies (Details 1) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
2016 (remainder of)	$ 5,826
2017	23,306
2018	23,306
2019	23,306
2020	23,306
2021 and thereafter	7,904
Less interest	(17,802)
Principal	89,152
Less current portion	(16,654)	$ 0
Noncurrent portion	$ 72,498	$ 0